OTHER LONG-TERM LIABILITIES - Provision Presentation According to ASC 715 (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Retirement Indemnity Plans, France [Member]
Non-current liabilities	€ 845	€ 1,080
Current liabilities	89
Total projected benefit obligation	934	1,080
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Non-current liabilities	1,117	1,200
Current liabilities	102	102
Total projected benefit obligation	€ 1,219	€ 1,302